Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
PO and GBV [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [line items]
Divestment of interests	$ 973